Trade Accounts Receivable, Net (Details) - Schedule of Trade Accounts Receivable Corresponds - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable		S/ 204,167	S/ 357,704
Contractual right		1,830,772	1,802,451
Tren Urbano de Lima S.A. [Member]
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable		884,326	818,354
Cumbra Peru S.A. [Member]
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable		750,109	647,113
Unna Energia S.A.[Member]
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable		119,948	80,245
Cumbra Ingenieria S.A. [Member]
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable		33,866	53,205
Carretera Andina del Sur S.A.C. [Member]
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable		14,512	13,035
Unna Transporte S.A.C. [Member]
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable		11,134	9,852
Viva Negocio Inmobiliario S.A.C. [Member]
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable	[1]	6,392	150,285
Carretera Sierra Piura S.A.C. [Member]
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable		5,459	3,439
Concesionaria La Chira S.A. [Member]
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable		2,396	2,290
Red Vial 5 S.A. [Member]
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable		1,678	24,072
Others [Member]
Schedule of Trade Accounts Receivable Corresponds [Line Items]
Trade account receivable		S/ 952	S/ 561

[1]	As of December 31, 2022, invoices receivable correspond mainly to the sale of land to SEDAPAL in Inmobiliaria Almonte 2 S.A.C. for S/ 140 million (located in the district of Lurin, province of Lima, with an area of 209.59 hectares). In August 2023 the collection has been fully completed.